Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies (Textual)
Description of leases	The amount of $80,049 as of December 31, 2019 represents leases of one office and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 30.
Description of leases period	The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052.